COMMITMENTS AND CONTINGENCIES - Schedule of Commitments and Letters of Credit (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Commitments to extend credit
Other Commitments [Line Items]
Off-balance sheet liability	$ 326,879	$ 297,607
Letters of credit
Other Commitments [Line Items]
Off-balance sheet liability	$ 8,336	$ 8,879